SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	$ 4,230	$ 4,050
Fair value measurements investment	3,260
Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	3,148
Fourth Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,082
Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,197
Investment in Fly exclusive [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,739
Aviation Asset Option [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	324
Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities		4,050
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair value measurements investment	1,739
Fair Value, Inputs, Level 1 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Fourth Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Investment in Fly exclusive [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,739
Fair Value, Inputs, Level 1 [Member] | Aviation Asset Option [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair value measurements investment	1,197
Fair Value, Inputs, Level 2 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Fourth Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,197
Fair Value, Inputs, Level 2 [Member] | Investment in Fly exclusive [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Aviation Asset Option [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	4,230	4,050
Fair value measurements investment	324
Fair Value, Inputs, Level 3 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	3,148
Fair Value, Inputs, Level 3 [Member] | Fourth Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	1,082
Fair Value, Inputs, Level 3 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Investment in Fly exclusive [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Aviation Asset Option [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities	$ 324
Fair Value, Inputs, Level 3 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
Total financial liabilities		$ 4,050